Risk/Return Detail Data - StrategicAdvisersTax-SensitiveShortDurationFund-PRO	Jul. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Rutland Square Trust II
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Strategic Advisers® Tax-Sensitive Short Duration Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Strategic Advisers® Tax-Sensitive Short Duration Fund seeks to provide a high level of after-tax income consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80 % of the average value of its portfolio.
Portfolio Turnover, Rate	80.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax (the "municipal strategy"). The Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax. Potentially investing in taxable money market securities when after-tax yields are viewed as advantageous, taking into account the highest federal tax rates applicable to investment income of individuals (together with the municipal strategy, the "tax-sensitive" strategy) or for liquidity purposes. Normally maintaining a dollar-weighted average maturity of three years or less. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated fixed-income funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, non-affiliated ETFs (collectively, underlying funds), and sub-advisers. Allocating assets among underlying funds and sub-advisers with reference to the interest rate risk of the Bloomberg Municipal Bond 1 Year (1-2 Y) Index (25%) and the iMoneyNetSM All Tax-Free National Retail Money Market Funds Average (75%). Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences. Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund. Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Dec. 28, 2017
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	1.48%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	1.02%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(0.99%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk/Return:
Management fee	0.32%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.05%
Total annual operating expenses	0.37%	[2]
Fee waiver and/or expense reimbursement	0.25%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.12%	[2]
1 year	$ 12
3 years	57
5 years	147
10 years	$ 409
2018	1.50%
2019	2.10%
2020	1.31%
2021	0.24%
2022	(0.09%)
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | Return Before Taxes | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(0.09%)
Past 5 years	1.01%
Since Inception	1.01%
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(0.13%)
Past 5 years	0.97%
Since Inception	0.97%
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions and Sales | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	0.36%
Past 5 years	1.02%
Since Inception	1.02%
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | LB319
Risk/Return:
Label	Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Past 1 year	(1.13%)
Past 5 years	1.02%
Since Inception	1.02%	[3]
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | IXYDZ
Risk/Return:
Label	Strategic Advisers Tax Sensitive Short Duration Composite Index
Past 1 year	0.58%
Past 5 years	1.00%
Since Inception	1.00%	[3]

[1]	A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.55% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2025 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	A From December 28, 2017 .